UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/05

Check here if Amendment [  ] Amendment Number:
        This amendment (Check only one):    [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Great-West Life & Annuity Insurance Company
Address:       8515 East Orchard Road
               Greenwood Village, Colorado 80111

Form 13F File Number:  28-10698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mary Maiers
Title:  AVP, Investment Reporting and Control
Phone:  (303) 737-4743

Signature, Place and Date of Signing:

/s/Mary Maiers

Greenwood Village, Colorado       1-27-2006


Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        28-06386                GW Capital Management, LLC






                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     163,450

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

NONE

                  Great-West Life and Annuity Insurance Company
                                4th Quarter 2005
                                    Form 13F

Date
12/31/2005

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Column 1                  Column 2                Column 3   Column 4   Column 5            Column 6   Column 7  Column 8
                                                                                                                  Voting
                                                              Value     Shrs or   SH/   Put/ Investment Other   Authority
Name of Issuer            Title of Class          Cusip     (x$1,000)   Prn Amt  PRN    Call Discretion Managers  Sole   Shared None

AMR CORP                       COMMON STOCK         001765106     $192      8,634   SH        SOLE                8,634
CARRAMERICA REALTY CORP        COMMON STOCK         144418100     $145      4,200   SH        SOLE                4,200
DELTA AIR LINES INC            COMMON STOCK         247361108      $19     24,726   SH        SOLE               24,726
EL PASO CORP                   CONV/CALL/PUT NOTES  28336LAC3  $12,018 22,000,000  PRN        SOLE           22,000,000
ENTERPRISE PRODUCTS PARTNERS   COMMON STOCK         293792107     $132      5,500   SH        SOLE                5,500
GREAT PLAINS ENERGY INC        COMMON STOCK         391164100     $126      4,500   SH        SOLE                4,500
ISHARES GS $ INVESTOP          CORPORATE BOND FUND  464287242 $132,233  1,227,900   SH        SOLE            1,227,900
KINDER MORGAN ENERGY PARTNERS  COMMON STOCK         494550106     $134      2,800   SH        SOLE                2,800
LACLEDE GROUP INC              COMMON STOCK         505597104      $91      3,100   SH        SOLE                3,100
LAIDLAW INTERNATIONAL INC      COMMON STOCK         50730R102   $4,068    175,126   SH        SOLE              175,126
MATTEL INC                     COMMON STOCK         577081102      $71      4,500   SH        SOLE                4,500
MCI INC                        COMMON STOCK         552691107      $14        707   SH        SOLE                  707
NABORS INDUSTRIES INC          ZERO CPN/CONV/       629568AF3  $13,700 20,000,000  PRN        SOLE           20,000,000
                               CALL/PUT NOTES
TC PIPELINES LP                COMMON STOCK         87233Q108      $91      2,800   SH        SOLE                2,800
USA MOBILITY INC               COMMON STOCK         90341G103     $132      4,772   SH        SOLE                4,772
WASHINGTON GROUP INTL INC      COMMON STOCK         938862208     $284      5,357   SH        SOLE                5,357
    Securities Count:  16   Total in U.S. Currency            $163,450  43,474,622                            43,474,622

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